PARENT COMPANY ONLY CONDENSED FINANCIAL STATEMENTS, Condensed Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating expenses [Abstract]
Operating expenses	$ (891,232)	$ (988,768)	$ (502,356)
Interest income	33,935	11,520	2,922
Interest expense	(48,208)	(31,295)	(26,501)
Foreign exchange gain (loss)	(2,031)	4,801	(4,215)
Investment gain	11,794	8,603	33,591
Fair value (loss) gain on convertible notes	(472,877)	41,259	(51,950)
Loss before income tax and share of results of equity investees	(1,368,619)	(953,880)	(548,509)
Income tax expense	(85,864)	(4,088)	(10,745)
Share of results of equity investees	(3,239)	(3,066)	(1,912)
Net loss attributable to Sea Limited's ordinary shareholders	(1,462,799)	(961,241)	(560,485)
Parent Company [Member]
Operating expenses [Abstract]
Operating expenses	(124,197)	(62,671)	(41,369)
Interest income	18,934	7,447	1,538
Other income	1,860	1,797	983
Interest expense	(47,644)	(31,142)	(26,460)
Foreign exchange gain (loss)	14	(45)	1,072
Investment gain	371,289	4,335	3,374
Fair value (loss) gain on convertible notes	(472,877)	41,259	(51,950)
Loss before income tax and share of results of equity investees	(252,621)	(39,020)	(112,812)
Income tax expense	0	0	0
Share of results of equity investees	(1,210,178)	(922,221)	(447,673)
Net loss attributable to Sea Limited's ordinary shareholders	$ (1,462,799)	$ (961,241)	$ (560,485)